Common Stock And Common And Preferred Share Warrants	12 Months Ended
Mar. 31, 2021
Barkbox Inc [Member]
Common Stock And Common And Preferred Share Warrant
7. COMMON STOCK AND COMMON AND PREFERRED SHARE WARRANTS
As of March 31, 2021 and 2020, the Company had 13,101,412 and 11,803,289 shares of common stock authorized and available to issue for purposes of satisfying conversion of preferred stock, the exercise and future grant of common stock options, and for purposes of any future business acquisitions and transactions.
The voting, dividend, and liquidation rights of the holders of the common stock are subject to and qualified by the rights, powers, and preferences of the holders of the preferred stock. The holders of common stock, voting as a separate class, are entitled to elect two members of the Board, the holders of Series Seed preferred stock and Series A preferred stock, and together Series C preferred stock and Series
C-1
preferred stock, are each entitled to elect one member of the Board and the remaining two directors are elected by the majority of the holders of common stock and preferred stock.
Warrants
—In October 2017, the Company issued the Initial Western Alliance Warrant to purchase 9,568 Series
C-1
preferred shares at an initial strike price of $18.291332 per share. Pursuant to the original terms of the Initial Western Alliance Warrant, the Initial Western Alliance Warrant may be exercised in whole or in part prior to the expiration date of October 12, 2027. The Company utilized the Black-Scholes option- pricing model to determine the fair value of the Initial Western Alliance Warrant. These warrants were determined to be liability classified and were recorded at fair value at initial measurement and included in the debt discount to the Western Alliance loan. The Company revalues the Initial Western Alliance Warrant at each reporting period and recognizes changes in fair value through other expense included in other income, net on the consolidated statements of operations and comprehensive loss.
In December 2018, the Company issued the Pinnacle Warrant to purchase 179,366 shares of common stock in the aggregate at an initial strike price of the lesser of $8.85 per share and the value of a share of the Company’s common stock as determined by the next Section 409A valuation that is prior to the exercise of any portion of the warrant. The Pinnacle Warrant may be exercised in whole or in part prior to the expiration date of December 3, 2028. The Company utilized the Black-Scholes option-pricing model to determine the fair value of the Pinnacle Warrant. These warrants were determined to be equity classified and were recorded at fair value at issuance.
In December 2018, the Company issued the Subsequent Western Alliance Warrant to purchase 26,015 shares of common stock at an initial strike price of $9.61 per share. The Subsequent Western Alliance Warrant may be exercised in whole or in part prior to the expiration date of December 7, 2028. These warrants were determined to be equity classified and were recorded at fair value at issuance. The Company utilized the Black-Scholes option-pricing model to determine the fair value of the Subsequent Western Alliance Warrant.
On July 31, 2020, the Company amended the Western Alliance Agreement, which extended the expiration of the Initial and Subsequent Western Alliance Warrants to July 31, 2030. The Initial and Subsequent Western Alliance Warrants were classified as liabilities and initially recorded at fair value subject to remeasurement at each reporting period, with changes in fair value reflected in earnings. As a result of the modification a new fair value was determined, which was greater than the initial fair value at inception. The incremental change in value due to the modification was de minimus and was recognized as a change in fair value through other expense included in other income, net on the consolidated statements of operations and comprehensive loss.
The Subsequent Western Alliance Warrants were determined to be equity classified and were recorded at fair value at issuance. As a result of the modification a new fair value was determined, which was greater than the initial fair value at inception. The incremental change in the fair value of the warrant of $0.1 million is recognized as a modification fee capitalized to debt discount and recorded to additional paid-in-capital.
The incremental change in fair value will be amortized to interest expense over the remaining life of the Western Alliance Term Loan.
At both March 31, 2021 and 2020, the total warrant liability was $0.1 million recorded within accrued and other current liabilities on the consolidated balance sheets.